DESCRIPTION OF BUSINESS AND ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

NeuStar, Inc. (the Company or Neustar) is a trusted provider of real-time information and analysis using proprietary and hard to replicate data sets. The Company’s customers use its services for commercial insights that help them promote and protect their businesses. The Company combines proprietary, third party and customer data sets to develop unique algorithms, models, point solutions and complete work flow solutions. Among other things, chief marketing, security, information and operating officers use these real-time insights to identify who or what is at the other end of a transaction, the geographic-context of a transaction and the most appropriate response. The Company provides its services in a trusted and neutral manner. The Company’s customers access its databases through standard connections, which the Company believes is the most efficient and cost effective way to exchange operationally essential data in a secured environment that does not favor any particular customer or technology. Today the Company primarily serves customers in the Internet, communications, information services, financial services, retail, and media and advertising verticals.

The Company was founded to meet the technical and operational challenges of the communications industry when the U.S. government mandated local number portability in 1996. The Company provides the authoritative solution that the communications industry relies upon to meet this mandate. Since then, the Company has grown to offer a broad range of innovative services, including database services (telephone number databases, domain names, short-codes and fixed IP addresses), analytics platforms used for Internet security services, caller identification services, web performance monitoring services and real-time information and analytics services.

The Company provides the North American communications industry with real-time information that enables the dynamic routing of virtually all telephone calls and text messages among competing carriers in the United States and Canada. The Company’s internet and eCommerce customers use its broad array of domain name systems (DNS) solutions to resolve internet queries in a timely manner and to protect their businesses from malicious attacks. The Company also provides a broad suite of solutions that allows its customers to generate marketing leads, offer more relevant services and improve client conversion rates.

The Company categorizes its services into three reportable segments:

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Carrier Services. The Company’s carrier services include numbering services, order management services and IP services. Through its set of unique databases and system infrastructure in geographically dispersed data centers, the Company manages the increasing complexity in the communications industry and ensures the seamless connection of its carrier customers’ numerous networks, while also enhancing the capabilities and performance of their infrastructure. The Company operates the authoritative databases that manage virtually all telephone area codes and numbers, and enables the dynamic routing of calls and text messages among numerous competing carriers in the United States and Canada. All carriers that offer telecommunications services to the public at large in the United States and Canada must access a copy of the Company’s unique database to properly route their customers’ calls and text messages. The Company also facilitates order management and work-flow processing among carriers, and allows operators to manage and optimize the addressing and routing of IP communications.

•

Enterprise Services. The Company’s enterprise services include Internet infrastructure services (IIS) and registry services. Through the Company’s global directory platform, the Company provides a suite of DNS services to its enterprise customers. The Company manages a collection of directories that maintain addresses in order to direct, prioritize and manage Internet traffic, and to find and resolve Internet queries and top-level domains. The Company is the authoritative provider of essential registry services and manages directories of similar resources, or addresses, that its customers use for reliable, fair and secure access and connectivity. In addition, enterprise customers rely on the Company’s services to monitor and load-test websites to help identify issues and optimize performance. The Company also provides fixed IP geolocation services that help enterprises identify the location of their online consumers for a variety of purposes, including fraud prevention and marketing. Additionally, the Company provides directory services for the 5- and 6-digit number strings used for all U.S. Common Short Codes, which is part of the short messaging service relied upon by the U.S. wireless industry. The Company also operates the user authentication and rights management system, which supports the UltraVioletTM digital content locker that consumers can use to access to their entertainment content.

•

Information Services. The Company’s information services include on-demand solutions that help carriers and enterprises identify, verify, evaluate and locate customers and prospective customers. The Company’s authoritative databases and solutions enable its clients to return the caller name associated with the calling phone number and to make informed decisions in real time about consumer-initiated interactions on the Internet, over the telephone and at the point of sale, by correlating consumer identifier information with attributes such as demographics, buying behavior surveys and location. This allows the Company’s customers to offer consumers more relevant services and products, and leads to higher client conversion rates. Using the Company’s proprietary databases, the Company’s online display advertising solution allows marketers to display, in real time, advertisements that will be most relevant to online consumers without the need for online behavioral tracking.

1.    DESCRIPTION OF BUSINESS AND ORGANIZATION

NeuStar, Inc. (the Company or Neustar) is a trusted provider of real-time information and analysis using proprietary and hard to replicate data sets. The Company’s customers use its services for commercial insights that help them promote and protect their businesses. The Company combines proprietary, third party and customer data sets to develop unique algorithms, models, point solutions and complete work flow solutions. Among other things, chief marketing, security, information and operating officers use these real-time insights to identify who or what is at the other end of a transaction, the geographic-context of a transaction and the most appropriate response. The Company provides its services in a trusted and neutral manner. The Company’s customers access its databases through standard connections, which the Company believes is the most efficient and cost effective way to exchange operationally essential data in a secured environment that does not favor any particular customer or technology. Today the Company primarily serves customers in the Internet, communications, information services, financial services, retail, and media and advertising verticals.

The Company was founded to meet the technical and operational challenges of the communications industry when the U.S. government mandated local number portability in 1996. The Company provides the authoritative solution that the communications industry relies upon to meet this mandate. Since then, the Company has grown to offer a broad range of innovative services, including database services (telephone number databases, domain names, short-codes and fixed IP addresses), analytics platforms used for Internet security services, caller identification services, web performance monitoring services and real-time information and analytics services.

The Company provides the North American communications industry with real-time information that enables the dynamic routing of virtually all telephone calls and text messages among competing carriers in the United States and Canada. The Company’s internet and eCommerce customers use its broad array of domain name systems (DNS) solutions to resolve internet queries in a timely manner and to protect their businesses from malicious attacks. The Company also provides a broad suite of solutions that allows its customers to generate marketing leads, offer more relevant services and improve client conversion rates.

The Company categorizes its services into three reportable segments:

•

Carrier Services.  The Company’s carrier services include numbering services, order management services and IP services. Through its set of unique databases and system infrastructure in geographically dispersed data centers, the Company manages the increasing complexity in the communications industry and ensures the seamless connection of its carrier customers’ numerous networks, while also enhancing the capabilities and performance of their infrastructure. The Company operates the authoritative databases that manage virtually all telephone area codes and numbers, and enables the dynamic routing of calls and text messages among numerous competing carriers in the United States and Canada. All carriers that offer telecommunications services to the public at large in the United States and Canada must access a copy of the Company’s unique database to properly route their customers’ calls and text messages. The Company also facilitates order management and work-flow processing among carriers, and allows operators to manage and optimize the addressing and routing of IP communications.

•

Enterprise Services.  The Company’s enterprise services include Internet infrastructure services (IIS) and registry services. Through the Company’s global directory platform, the Company provides a suite of DNS services to its enterprise customers. The Company manages a collection of directories that maintain addresses in order to direct, prioritize and manage Internet traffic, and to find and resolve Internet queries and top-level domains. The Company is the authoritative provider of essential registry services and manages directories of similar resources, or addresses, that its customers use for reliable, fair and secure access and connectivity. In addition, enterprise customers rely on the Company’s services to monitor and load-test websites to help identify issues and optimize performance. The Company also provides fixed IP geolocation services that help enterprises identify the location of their online consumers for a variety of purposes, including fraud prevention and marketing. Additionally, the Company provides directory services for the 5- and 6-digit number strings used for all U.S. Common Short Codes, which is part of the short messaging service relied upon by the U.S. wireless industry. The Company also operates the user authentication and rights management system, which supports the UltraVioletTM digital content locker that consumers can use to access to their entertainment content.

•

Information Services.  The Company’s information services include on-demand solutions that help carriers and enterprises identify, verify, evaluate and locate customers and prospective customers. The Company’s authoritative databases and solutions enable its clients to return the caller name associated with the calling phone number and to make informed decisions in real time about consumer-initiated interactions on the Internet, over the telephone and at the point of sale, by correlating consumer identifier information with attributes such as demographics, buying behavior surveys and location. This allows the Company’s customers to offer consumers more relevant services and products, and leads to higher client conversion rates. Using the Company’s proprietary databases, the Company’s online display advertising solution allows marketers to display, in real time, advertisements that will be most relevant to online consumers without the need for online behavioral tracking.